DECONSOLIDATION OF GOLAR PARTNERS (Tables)	12 Months Ended
Dec. 31, 2013
Deconsolidation [Abstract]
Components of gain on loss of control
The gain on loss of control is calculated as follows:

(in thousands of $)	As of deconsolidation date (December 13, 2012)
Fair value of investment in Golar Partners (a)	900,926
Carrying value of the non-controlling interest in Golar Partners	179,285
Subtotal	1,080,211
Less:
Carrying value of Golar Partner's net assets	238,409
Guarantees issued to Golar Partners (c)	23,266
Accumulated other comprehensive loss relating to Golar Partners (d)	8,989
Deferred tax benefit on intra-group transfers of long-term assets (f)	(44,449)
Gain on loss of control of Golar Partners	853,996

Components of ownership interest
Our residual interest in Golar Partners as of December 13, 2012 comprised of the following:

(in thousands of $)	As of December 13, 2012
Common units (i)	346,950
General Partner units and Incentive Distribution Rights ("IDRs") (ii)	191,177
Subordinated units (iii)	362,799
900,926

Accounting for basis difference in fair value and book value

(in thousands of $)	Book value	Fair value	Basis difference	Golar's share of the basis difference
	100%	100%	100%	24.8%*

Vessels and equipment and vessels under capital leases (i)	1,192,779	1,687,162	494,383	122,591
Charter agreements (ii)	—	508,631	508,631	126,124
Goodwill (iii)	—	445,100	445,100	110,371
	1,192,779	2,640,893	1,448,114	359,086
*Our share of the basis difference is with reference to our holding in the subordinated units only.
The basis difference has been accounted for as follows:
(i) The basis difference assigned to vessels and equipment is being depreciated over the remaining estimated useful lives of the vessels and is recorded as a component of "Equity in net earnings (losses) of affiliates".
(ii) The basis difference relating to the charter agreements is being amortized over the remaining term of the charters and is recorded as a component of "Equity in net earnings (losses) of affiliates".
(iii) For the assigned goodwill, we will recognize our share of any impairment charge recorded by Golar Partners and consider the effect, if any, of the impairment on the assigned goodwill.

Components of fair value of guarantees
he fair value of the guarantees amounted to a liability of $23.3 million which is recorded in "Other long-term liabilities" and comprised of the following items:

(in thousands of $)	As of December 13, 2012

Debt guarantees	4,548
Golar Grand Option	7,217
Methane Princess tax lease indemnity	11,500
23,265